COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of future payments under non-cancelable material purchase obligations) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 22,415
2024	8,942
2025	2,051
Non-cancelable material purchase obligations	$ 33,408